Revenue - Balances from Contract with Customers and Estimated Deferred Revenue to be Recognized (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenue
Deferred revenue-current	$ 17,052	$ 31,415
Deferred revenue-non-current	10,578	20,132
Total deferred revenue	27,630	51,547
Estimated deferred revenue
Not later than 1 year	17,052	31,415
Between 1 to 2 years	5,661	11,314
Between 2 to 3 years	1,027	4,666
Between 3 to 4 years	898	859
Later than 4 years	2,992	3,293
Total deferred revenue	27,630	51,547
Deferred revenue recognized	31,600
Oncology/Immunology segment
Revenue
Deferred revenue-current	16,994	31,362
Deferred revenue-non-current	10,578	20,132
Other Ventures segment
Revenue
Deferred revenue-current	$ 58	$ 53